Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Fixed Assets, Net
Schedule of vessels held-for-sale

As of December 31, 2015, the vessel Federal is classified as vessel held for sale in the consolidated Balance Sheet, (refer to Note 24, "Subsequent Events") and is analyzed as follows (in thousands):

2015
Carrying value	$8,364
Impairment loss	(2,100)

Fair value less cost to sell	$6,264